Discontinued Operations - Additional Information (Details) - HKD ($) $ in Thousands			12 Months Ended
	Nov. 20, 2019	Apr. 20, 2018	Dec. 31, 2020	Dec. 31, 2019	Nov. 15, 2019
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gains on disposals including in net income from discontinuing operations			$ 0	$ 47,845
Plastec International Holdings Limited
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gains on disposals including in net income from discontinuing operations				$ 47,845
Consideration for disposal		$ 70
Amounts due from former subsidiary disposed of		$ 258,910
Unaffiliated third party
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration for disposal	$ 47,965				$ 47,965
Amounts due from former subsidiary disposed of	$ 112,035